Cover	Jun. 24, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 25, 2025, Global Interactive Technologies, Inc. (the “Company”) filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Form 8-K”) reporting the Company’s filing of an administrative appeal challenging sanctions levied against it by the Securities and Futures Commission (the “SFC”) under the Financial Services Commission of the Republic of Korea related to the Company’s issuance of 462,847 shares of common stock to 124 Korean investors in a private placement between April 20, 2023 and July 31, 2023 (the “Korean Offering”). This Current Report on Form 8-K/A is being filed to amend the Form 8-K to (i) include Item 3.02 disclosure, (ii) clarify that the issuance and sale of the 462,847 shares of common stock in the Korean Offering were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(a)(2) of the Securities Act and Regulation S promulgated thereunder and (iii) update the conversion of KRW to USD previously calculated in the Form 8-K. Except as described above, all other information in the Form 8-K filed with the SEC on June 25, 2025 remains unchanged.
Document Period End Date	Jun. 24, 2025
Entity File Number	001-41763
Entity Registrant Name	GLOBAL INTERACTIVE TECHNOLOGIES, INC.
Entity Central Index Key	0001911545
Entity Tax Identification Number	88-1368281
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	160, Yeouiseo-ro
Entity Address, Address Line Two	Yeongdeungpo-gu
Entity Address, City or Town	Seoul
Entity Address, Country	KR
Entity Address, Postal Zip Code	07231
City Area Code	82
Local Phone Number	2564-8588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GITS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false